PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.5%

Aerospace & Defense — 1.1%
United Technologies Corp.	5,789	$546,076

Apparel — 5.3%
adidas AG	2,634	584,821
LVMH Moet Hennessy Louis Vuitton S.E.	2,089	766,144
NIKE, Inc., Class B	11,268	932,314
VF Corp.	7,005	378,831

		2,662,110

Beverages — 1.7%
PepsiCo, Inc.	7,190	863,519

Chemicals — 3.7%
Ecolab, Inc.	3,978	619,892
PPG Industries, Inc.	6,086	508,790
The Sherwin-Williams Co.	1,655	760,505

		1,889,187

Commercial Services — 3.2%
Equifax, Inc.	4,766	569,299
Moody’s Corp.	3,120	659,880
Verisk Analytics, Inc.	2,888	402,529

		1,631,708

Computers — 8.9%
Accenture PLC, Class A	12,025	1,963,201
Apple, Inc.	7,053	1,793,507
Cognizant Technology Solutions Corp., Class A	15,165	704,718

		4,461,426

Cosmetics & Personal Care — 3.3%
Colgate-Palmolive Co.	15,479	1,027,186
The Estee Lauder Cos., Inc., Class A	3,870	616,646

		1,643,832

Diversified Financial Services — 7.0%
Mastercard, Inc., Class A	2,745	663,082
The Blackstone Group, Inc., Class A	8,484	386,616
The Charles Schwab Corp.	21,445	720,981
Visa, Inc., Class A	10,913	1,758,303

		3,528,982

Electronics — 7.6%
Amphenol Corp., Class A	12,714	926,596
Fortive Corp.	14,312	789,879
Mettler-Toledo International, Inc.*	905	624,912
TE Connectivity Ltd.	9,162	577,023
Waters Corp.*	5,007	911,524

		3,829,934

Food — 1.3%
Nestle S.A.	6,463	661,603

Healthcare Products — 8.6%
Abbott Laboratories	13,154	1,037,982
Danaher Corp.	4,731	654,818
Stryker Corp.	8,153	1,357,393

	Number of Shares	Value†
Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	4,542	$1,288,111

		4,338,304

Household Products & Wares — 2.0%
Church & Dwight Co., Inc.	15,921	1,021,810

Insurance — 4.2%
Aon PLC	7,998	1,319,990
Marsh & McLennan Cos., Inc.	9,074	784,538

		2,104,528

Internet — 7.7%
Alibaba Group Holding Ltd. ADR*	3,521	684,764
Alphabet, Inc., Class A*	2,764	3,211,630

		3,896,394

Lodging — 1.2%
Marriott International, Inc., Class A	7,778	581,872

Machinery - Diversified — 1.1%
Nordson Corp.	4,218	569,725

Media — 2.7%
Comcast Corp., Class A	34,887	1,199,415
The Walt Disney Co.	1,710	165,186

		1,364,601

Pharmaceuticals — 5.1%
Becton Dickinson & Co.	5,682	1,305,553
Cigna Corp.	3,926	695,609
Roche Holding AG	1,784	573,988

		2,575,150

Retail — 4.5%
Dollarama, Inc.	23,878	662,401
Ross Stores, Inc.	5,433	472,508
Starbucks Corp.	12,130	797,426
The TJX Cos., Inc.	6,912	330,463

		2,262,798

Semiconductors — 3.3%
Analog Devices, Inc.	5,583	500,516
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,085	386,382
Texas Instruments, Inc.	7,802	779,654

		1,666,552

Software — 12.3%
Electronic Arts, Inc.*	8,616	863,065
Fidelity National Information Services, Inc.	9,472	1,152,174
Fiserv, Inc.*	10,334	981,627
Microsoft Corp.	20,227	3,190,000

		6,186,866

Transportation — 2.7%
Canadian Pacific Railway Ltd.	2,369	520,209

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Transportation — (continued)
Union Pacific Corp.	5,979	$843,278

		1,363,487

TOTAL COMMON STOCKS (Cost $41,539,914)		49,650,464

SHORT-TERM INVESTMENTS — 1.6%

Money Market — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $804,627)	804,627	804,627

TOTAL INVESTMENTS — 100.1% (Cost $42,344,541)		50,455,091
Other Assets & Liabilities — (0.1)%		(46,648)

TOTAL NET ASSETS — 100.0%		$50,408,443

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

S.A. — Societe Anonyme.

PLC — Public Limited Company.

S.E. — Societas Europaea.